Segment, Geographic and Other Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue from external customers (Notes 4, 35, 45, 47)		₩ 59,913,607	₩ 57,925,837	₩ 58,568,082
Non-current assets	[1]	182,318,491	176,505,403	172,110,120
Domestic
Revenue
Total revenue from external customers (Notes 4, 35, 45, 47)		58,672,484	56,774,578	56,942,128
Non-current assets	[1]	178,745,707	173,673,478	169,366,365
Overseas
Revenue
Total revenue from external customers (Notes 4, 35, 45, 47)	[2]	1,241,123	1,151,259	1,625,954
Non-current assets	[1],[2]	₩ 3,572,784	₩ 2,831,925	₩ 2,743,755

[1]	The amounts exclude financial assets and deferred tax assets.
[2]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.